Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets
Beginning balance	$ 1,462	$ 2,050	$ 2,050	$ 1,044
Additions	582	1,318	1,533	1,305
Acquisitions through business combinations		62	61	1,559
Depreciation	(536)	(1,262)	(1,985)	(1,908)
Effect of foreign exchange rates	(19)	113
Ending balance	1,489	2,281	1,462	2,050
Lease liabilities
Beginning balance	1,187	1,934	1,934	1,111
Additions	413	1,318	1,533	1,305
Acquisitions through business combinations		62	61	1,559
Interest expense	22	77	115	90
Payments	(787)	(1,515)	(2,128)	(2,222)
Effect of foreign exchange rates	46	92	(142)	91
Ending balance	881	1,968	1,187	1,934
Lease liabilities - current	771	1,551	743	831
Lease liabilities - non-current	$ 110	$ 417	$ 444	$ 1,103